Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	PACE SELECT ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000930007
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2011
PACE Government Securities Fixed Income Investments (First Prospectus Summary) | PACE Government Securities Fixed Income Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFXAX
PACE Government Securities Fixed Income Investments (First Prospectus Summary) | PACE Government Securities Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFXBX
PACE Government Securities Fixed Income Investments (First Prospectus Summary) | PACE Government Securities Fixed Income Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFXCX
PACE Government Securities Fixed Income Investments (First Prospectus Summary) | PACE Government Securities Fixed Income Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFXYX
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFAX
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFBX
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIICX
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFYX
PACE Strategic Fixed Income Investments (First Prospectus Summary) | PACE Strategic Fixed Income Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBNAX
PACE Strategic Fixed Income Investments (First Prospectus Summary) | PACE Strategic Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBNBX
PACE Strategic Fixed Income Investments (First Prospectus Summary) | PACE Strategic Fixed Income Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBNCX
PACE Strategic Fixed Income Investments (First Prospectus Summary) | PACE Strategic Fixed Income Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSFYX
PACE Municipal Fixed Income Investments (First Prospectus Summary) | PACE Municipal Fixed Income Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMUAX
PACE Municipal Fixed Income Investments (First Prospectus Summary) | PACE Municipal Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIBX
PACE Municipal Fixed Income Investments (First Prospectus Summary) | PACE Municipal Fixed Income Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMUCX
PACE Municipal Fixed Income Investments (First Prospectus Summary) | PACE Municipal Fixed Income Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMUYX
PACE International Fixed Income Investments (First Prospectus Summary) | PACE International Fixed Income Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFAX
PACE International Fixed Income Investments (First Prospectus Summary) | PACE International Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFBX
PACE International Fixed Income Investments (First Prospectus Summary) | PACE International Fixed Income Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFCX
PACE International Fixed Income Investments (First Prospectus Summary) | PACE International Fixed Income Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFYX
PACE High Yield Investments (First Prospectus Summary) | PACE High Yield Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHIAX
PACE High Yield Investments (First Prospectus Summary) | PACE High Yield Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHIBX
PACE High Yield Investments (First Prospectus Summary) | PACE High Yield Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYCX
PACE High Yield Investments (First Prospectus Summary) | PACE High Yield Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHDYX
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPAX
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPBX
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVCX
PACE Large Co Value Equity Investments (First Prospectus Summary) | PACE Large Co Value Equity Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVYX
PACE Large Co Growth Equity Investments (First Prospectus Summary) | PACE Large Co Growth Equity Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLAAX
PACE Large Co Growth Equity Investments (First Prospectus Summary) | PACE Large Co Growth Equity Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLABX
PACE Large Co Growth Equity Investments (First Prospectus Summary) | PACE Large Co Growth Equity Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLACX
PACE Large Co Growth Equity Investments (First Prospectus Summary) | PACE Large Co Growth Equity Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLAYX
PACE Small/Medium Co Value Equity Investments (First Prospectus Summary) | PACE Small/Medium Co Value Equity Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEVAX
PACE Small/Medium Co Value Equity Investments (First Prospectus Summary) | PACE Small/Medium Co Value Equity Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEVBX
PACE Small/Medium Co Value Equity Investments (First Prospectus Summary) | PACE Small/Medium Co Value Equity Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEVCX
PACE Small/Medium Co Value Equity Investments (First Prospectus Summary) | PACE Small/Medium Co Value Equity Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEYX
PACE Small/Medium Co Growth Equity Investments (First Prospectus Summary) | PACE Small/Medium Co Growth Equity Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQUAX
PACE Small/Medium Co Growth Equity Investments (First Prospectus Summary) | PACE Small/Medium Co Growth Equity Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUMBX
PACE Small/Medium Co Growth Equity Investments (First Prospectus Summary) | PACE Small/Medium Co Growth Equity Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUMCX
PACE Small/Medium Co Growth Equity Investments (First Prospectus Summary) | PACE Small/Medium Co Growth Equity Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUMYX
PACE International Equity Investments (First Prospectus Summary) | PACE International Equity Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWGAX
PACE International Equity Investments (First Prospectus Summary) | PACE International Equity Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWGBX
PACE International Equity Investments (First Prospectus Summary) | PACE International Equity Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWGCX
PACE International Equity Investments (First Prospectus Summary) | PACE International Equity Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWIYX
PACE International Emerging Markets Equity Investments (First Prospectus Summary) | PACE International Emerging Markets Equity Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWEAX
PACE International Emerging Markets Equity Investments (First Prospectus Summary) | PACE International Emerging Markets Equity Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWEBX
PACE International Emerging Markets Equity Investments (First Prospectus Summary) | PACE International Emerging Markets Equity Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWECX
PACE International Emerging Markets Equity Investments (First Prospectus Summary) | PACE International Emerging Markets Equity Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWEYX
PACE Global Real Estate Securities Investments (First Prospectus Summary) | PACE Global Real Estate Securities Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREAX
PACE Global Real Estate Securities Investments (First Prospectus Summary) | PACE Global Real Estate Securities Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREEX
PACE Global Real Estate Securities Investments (First Prospectus Summary) | PACE Global Real Estate Securities Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREYX
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASIX
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASNX
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASOX
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASYX
PACE Money Market Investments (Prospectus Summary) | PACE Money Market Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEXX
PACE Government Securities Fixed Income Investments (Second Prospectus Summary) | PACE Government Securities Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGTX
PACE Intermediate Fixed Income Investments (Second Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIFX
PACE Strategic Fixed Income Investments (Second Prospectus Summary) | PACE Strategic Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSIX
PACE Municipal Fixed Income Investments (Second Prospectus Summary) | PACE Municipal Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMNX
PACE International Fixed Income Investments (Second Prospectus Summary) | PACE International Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGLX
PACE High Yield Investments (Second Prospectus Summary) | PACE High Yield Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYPX
PACE Large Co Value Equity Investments (Second Prospectus Summary) | PACE Large Co Value Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCLVX
PACE Large Co Growth Equity Investments (Second Prospectus Summary) | PACE Large Co Growth Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCLCX
PACE Small/Medium Co Value Equity Investments (Second Prospectus Summary) | PACE Small/Medium Co Value Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSVX
PACE Small/Medium Co Growth Equity Investments (Second Prospectus Summary) | PACE Small/Medium Co Growth Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSGX
PACE International Equity Investments (Second Prospectus Summary) | PACE International Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIEX
PACE International Emerging Markets Equity Investments (Second Prospectus Summary) | PACE International Emerging Markets Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEMX
PACE Global Real Estate Securities Investments (Second Prospectus Summary) | PACE Global Real Estate Securities Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREQX
PACE Alternative Strategies Investments (Second Prospectus Summary) | PACE Alternative Strategies Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASPX